UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  Chadds Ford Business Campus
          Brandywine Two, Ste 206
          Routes 1 & 202
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania     April 26, 2000

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        45

Form 13F Information Table Value Total:        $153,439

List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATN COM      COM              000886101     4402    81700 SH       SOLE                                      81700
ABBOTT LABS COM                COM              002824100     2920    82980 SH       SOLE                                      82980
AMERICAN INTL GROUP COM        COM              026874107     6316    57683 SH       SOLE                                      57683
AMGEN INC COM                  COM              031162100      245     4000 SH       SOLE                                       4000
AT&T CORP COM                  COM              001957109      409     7264 SH       SOLE                                       7264
AVERY DENNISON CORP COM        COM              053611109     4245    69525 SH       SOLE                                      69525
BELL ATLANTIC CORP COM         COM              077853109      456     7452 SH       SOLE                                       7452
BIOCONTROL TECHNOLOGY COM      COM              090586108        8    22728 SH       SOLE                                      22728
BRISTOL MYERS SQUIBB COM       COM              110122108      351     6050 SH       SOLE                                       6050
CENTEX CORP COM                COM              152312104     2009    84350 SH       SOLE                                      84350
CISCO SYS INC COM              COM              17275R102     8109   104880 SH       SOLE                                     104880
CITIGROUP INC COM              COM              172967101      598     9987 SH       SOLE                                       9987
COLGATE PALMOLIVE CO COM       COM              194162103      259     4600 SH       SOLE                                       4600
DU PONT E I DE NEMOURS COM     COM              263534109     1239    23402 SH       SOLE                                      23402
EXXON MOBIL CORP COM           COM              30231G102     6233    79972 SH       SOLE                                      79972
GAP INC DEL COM                COM              364760108     4350    87335 SH       SOLE                                      87335
GENERAL ELEC CO COM            COM              369604103     8722    56048 SH       SOLE                                      56048
HEWLETT PACKARD CO COM         COM              428236103     5328    40100 SH       SOLE                                      40100
HOME DEPOT INC COM             COM              437076102     7051   109325 SH       SOLE                                     109325
HONEYWELL INTERNATIONAL INC    COM              438516106     4781    90740 SH       SOLE                                      90740
HOUSEHOLD INTL INC COM         COM              441815107      448    12000 SH       SOLE                                      12000
ILLINOIS TOOL WKS INC COM      COM              452308109     3320    60090 SH       SOLE                                      60090
INTEL CORP COM                 COM              458140100    12215    92585 SH       SOLE                                      92585
INTERNATIONAL BUS MACH COM     COM              459200101      457     3872 SH       SOLE                                       3872
INTERPUBLIC GROUP COS COM      COM              460690100     4914   104000 SH       SOLE                                     104000
JOHNSON & JOHNSON COM          COM              478160104     5025    71524 SH       SOLE                                      71524
LEXMARK INTL GROUP INC CL A    COM              529771107      275     2600 SH       SOLE                                       2600
LUCENT TECHNOLOGIES COM        COM              549463107      773    12619 SH       SOLE                                      12619
MEDTRONIC INC COM              COM              585055106     5764   112060 SH       SOLE                                     112060
MERCK & CO INC COM             COM              589331107     3640    58591 SH       SOLE                                      58591
MICROSOFT CORP COM             COM              594918104     4298    40455 SH       SOLE                                      40455
MORGAN STAN DEAN WITTR COM     COM              617446448     5974    72080 SH       SOLE                                      72080
ORACLE CORP COM                COM              68389X105      326     4174 SH       SOLE                                       4174
PRICE T ROWE & ASSOC COM       COM              741477103     3685    93300 SH       SOLE                                      93300
PROCTER & GAMBLE CO COM        COM              742718109     1698    30050 SH       SOLE                                      30050
SBC COMMUNICATIONS INC COM     COM              78387G103     3707    88008 SH       SOLE                                      88008
SCHERING PLOUGH CORP COM       COM              806605101     3564    96000 SH       SOLE                                      96000
SCHWAB CHARLES CP COM          COM              808513105     6588   115960 SH       SOLE                                     115960
SUN MICROSYSTEMS INC COM       COM              866810104     7385    78812 SH       SOLE                                      78812
TYCO INTL LTD COM              COM              902124106      221     4416 SH       SOLE                                       4416
VULCAN MATLS CO COM            COM              929160109     1656    36150 SH       SOLE                                      36150
WALGREEN CO COM                COM              931422109      224     8700 SH       SOLE                                       8700
WELLS FARGO & CO COM           COM              949746101     4725   115955 SH       SOLE                                     115955
WILMINGTON TRUST CORP COM      COM              971807102      212     4350 SH       SOLE                                       4350
BP AMOCO P L C SPONSORED ADR   ADR              055622104     4313    80992 SH       SOLE                                      80992